SUBSEQUENT EVENT (Tables)	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENT
Summarizes the consolidated financial position

	As of December 31, 2021
			Pro Forma	Non
	Consolidated	Divestiture	Adjustment	Divestiture
ASSETS
Current assets
Cash and cash equivalents	65,263	31,892	—	33,371
Term deposits	215	215	—	—
Accounts receivable	1,300	27	—	1,273
Inventories	6,130	—	—	6,130
Prepaid expenses and other current assets	9,344	6,409	—	2,935
Total current assets	82,252	38,543	—	43,709

Non-current assets
Restricted cash	993	993	—	—
Property, plant and equipment, net	39,379	32,967	—	6,412
Goodwill	42,102	22,925	—	19,177
Intangible assets, net	12,737	1,638	—	11,099
Long-term investments	169	—	—	169
Deferred tax assets	22,803	13,969	—	8,834
Other non-current assets	8,668	3,194	—	5,474
Operating lease right-of-use assets	73,973	49,581	—	24,392
Amounts due from related parties (for Divestiture)	—	—	22,576	22,576
Amounts due from related parties	—	—	44,664	44,664
TOTAL ASSETS	283,076	163,810	67,240	186,506

LIABILITIES
Current liabilities
Prepayments from customers, current portion	4,919	183	—	4,736
Accrued expenses and other current liabilities	55,642	32,337	—	23,305
Income tax payable	20,888	20,020	—	868
Operating lease liabilities, current portion	13,890	8,503	—	5,387
Deferred revenue, current portion	27,019	18,865	—	8,154
Long-term debt, current portion	—	—	—	—
Amounts due to related parties	—	44,664	44,664	—

Total current liabilities	122,358	124,572	44,664	42,450

Non-current liabilities
Prepayments from customers, non-current portion	1,461	540	—	921
Deferred revenue, non-current portion	999	—	—	999
Other non-current liabilities	11,645	2,071	—	9,574
Deferred income tax liabilities	1,768	14	—	1,754
Operating lease liabilities, non-current portion	65,689	47,239	—	18,450

TOTAL LIABILITIES	203,920	174,436	44,664	74,148

NET ASSETS (LIABILITIES)	79,156	(10,626)	22,576	112,358

	For the year ended December 31, 2021
			Divestiture	Non
	Consolidated	Divestiture	Adjustment	Divestiture
Net revenues	180,313	102,966	—	77,347

Cost of revenues	149,142	94,590	—	54,552

Gross profit	31,171	8,376	—	22,795

Selling expenses	2,491	1,291	—	1,200
General and administrative expenses	20,286	2,181	—	18,105
Impairment loss on goodwill	4,559	4,559	—	—

Total operating expenses	27,336	8,031	—	19,305

Operating income	3,835	345	—	3,490

Interest income	219	144	—	75
Government subsidy income	2,491	1,053	—	1,438
Gain (loss) on disposal of subsidiaries	439	459	—	(20)
Gain on divestiture		—	34,068	34,068

Income before income taxes	6,984	2,001	34,068	39,051
Less: Income tax expenses	3,440	1,126	—	2,314

Income before loss from equity method investments	3,544	875	—	36,737
Loss from equity method investments	(15)	(8)	—	(7)

Net income	3,529	867	34,068	36,730